Additional Information-Financial Statement Schedule I - Condensed Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses	$ (40,452)	$ (35,240)	$ (25,325)
Interest income	6,318	6,810	5,294
Impairment loss on long-term investments	(4,487)		(5,000)
Loss from equity method investment	(640)	(1,052)	(151)
Income before income taxes	28,410	51,084	43,812
Provision for income taxes-current	(18,035)	(10,344)	(10,714)
Provision for income taxes-deferred	(4,197)	582	464
Net income attributable to China Digital TV Holding Co., Ltd.	6,927	41,000	33,421
Other comprehensive income, net of tax
Foreign currency translation adjustment	536	12,175	6,943
Comprehensive income attributable to ordinary shareholders of China Digital TV Holding Co., Ltd	7,275	53,175	40,364
Total China Digital TV Holding Co., Ltd Shareholders' equity
Operating expenses	(2,822)	(5,830)	(2,118)
Interest income	10	37	759
Impairment loss on long-term investments	(4,487)		(5,000)
Loss from equity method investment	(578)	(761)	(174)
Equity in earnings of subsidiaries, VIE and VIE's subsidiaries	14,191	47,726	39,954
Other income	820
Income before income taxes	7,134	41,172	33,421
Provision for income taxes-current	(276)	(129)
Provision for income taxes-deferred	69	(43)
Net income attributable to China Digital TV Holding Co., Ltd.	6,927	41,000	33,421
Other comprehensive income, net of tax
Foreign currency translation adjustment	348	12,175	6,943
Comprehensive income attributable to ordinary shareholders of China Digital TV Holding Co., Ltd	$ 7,275	$ 53,175	$ 40,364